Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	December 31, 2021				December 31, 2020
	Weighted average remaining useful life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted average remaining useful life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed technology	6.7	$49,040	$(1,374)	$47,666	6.4	$369	$(35)	$334
Software licenses	2.5	23,297	(6,286)	17,011	0.6	4,391	(3,759)	632
Customer relationships	6.7	12,682	(365)	12,317		—	—	—
Intellectual property licenses	1.5	1,736	(1,687)	49	1.7	1,736	(1,614)	122
Trade names	6.7	6,125	(182)	5,943		—	—	—
Backlog	1.8	2,378	(239)	2,139		—	—	—
Effect of exchange rate on gross carrying amount		(631)	—	(631)		—	—	—
Intangible assets with finite lives		94,627	(10,133)	84,494		6,496	(5,408)	1,088

IPR&D		11,866	—	11,866		—	—	—
Effect of exchange rate on gross carrying amount		(75)	—	(75)		—	—	—
Total intangible assets with indefinite lives		11,791	—	11,791		—	—	—

Total intangible assets		$106,418	$(10,133)	$96,285		$6,496	$(5,408)	$1,088

Schedule of future amortization expenses
2022	$17,538
2023	17,729
2024	13,021
2025	9,607
2026	9,607
Thereafter	16,992
Total	$84,494